Organization and Formation (Details) - Schedule of Operating Subsidiaries	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Principal Activity
Date Acquired / Established	Date Acquired / Established
ALTN Ownership	ALTN Ownership
Country of Operations	Country of Operations
Power Clouds S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	March 31, 2015
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Romania	Romania
F.R.A.N. Energy Investment S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 March 2015	March 31, 2015
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Romania	Romania
PC-Italia-01 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Sub-Holding SPV	Sub-Holding
Date Acquired / Established	15 May 2015	May 2015
ALTN Ownership	AEG MH 02 Limited	100% (via AE Europe)
Country of Operations	Italy	Italy
AE Europe B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	18 August 2016	August 2016
ALTN Ownership	Altam Inc.	100% (via Altam)
Country of Operations	Netherlands	Netherlands
PC-Italia-02 S.p.a. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	2 September 2016	September 2016
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Sant’Angelo Energia S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	19 May 2021	May 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
PCG_HoldCo GmbH [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	6 July 2018	July 2018
ALTN Ownership	Altam Inc.	100% (via Altam)
Country of Operations	Germany	Germany
PCG_GP UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	General Partner (Management Company)	General Partner (Management Company)
Date Acquired / Established	30 August 2018	August 2018
ALTN Ownership	PCG_HoldCo GmbH	100% (via PCG_HoldCo )
Country of Operations	Germany	Germany
PSM 20 UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	14 November 2018
ALTN Ownership	PCG_HoldCo GmbH
Country of Operations	Germany
ALTN HoldCo UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	14 December 2018	December 2018
ALTN Ownership	PCG_HoldCo GmbH	100% (via PCG HoldCo)
Country of Operations	Germany	Germany
GRT 1.1 GmbH & Co KG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	21 December 2018	December 2018
ALTN Ownership	PCG_HoldCo GmbH	100% (via PCG_HoldCo)
Country of Operations	Germany	Germany
PSM 40 UG [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	28 December 2018
ALTN Ownership	PCG_HoldCo GmbH
Country of Operations	Germany
CIC Rooftop 2 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
CIC RT Treviso S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
SPV White One S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 April 2019	April 24, 2019
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
CTS Power 2 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 April 2019	April 30, 2019
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Zonnepark Rilland B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	20 December 2019	December 20, 2019
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Netherlands	Netherlands
Unisun Energy Holding B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	28 May 2020	April 2021
ALTN Ownership	Alternus Energy Group Plc	60%* (via AEG)
Country of Operations	Netherlands	Netherlands
PC-Italia-03 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	1 July 2020
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
PC-Italia-04 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	15 July 2020	July 2020
ALTN Ownership	AEG MH 02 Limited	100% (via AEG)
Country of Operations	Italy	Italy
Altam Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	1 October 2020	October 2020
ALTN Ownership	Alternus Energy Group Plc	100% (via AEG)
Country of Operations	USA	USA
Solis Bond Company DAC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	16 October 2020	October, 2020
ALTN Ownership	AEG JD 03 Limited	100% (via AEG)
Country of Operations	Ireland	Ireland
ALT US 03, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	LLC	SPV
Date Acquired / Established	Acquired 15 December 2020 (Est. 30 March 2023)	May 2022
ALTN Ownership	ALT US 03 LLC	100% (via AEA)
Country of Operations	USA	USA
KKSOL S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	February 2021	February 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Petriolo Fotovoltaica S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	March 2021	March 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Solarpark Serre 1 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	March 2021	March 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Unisun Energy B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Unisun Energy Holding B.V.	60%* (via AEG)
Country of Operations	Netherlands	Netherlands
UPER Energy Europe B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Services Company	Services Company
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Unisun Energy Holding B.V.	100% (via Unisun Energy Holding B.V.)
Country of Operations	Netherlands	Netherlands
Unisun Energy Poland Investment B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	Unisun Energy Holding B.V.	100% (via Unisun Energy Holding B.V.)
Country of Operations	Netherlands	Netherlands
Blue Sky Energy I B.V. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	April 2021	April 2021
ALTN Ownership	AEG JD 02 Limited	100% (via AEG JD 02 Limited)
Country of Operations	Netherlands	Netherlands
BI.MA. S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	March 2021
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Italy
MABI S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	June 2021	June 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Italy	Italy
Alternus Energy Americas Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 May 2021	May 2021
ALTN Ownership	Alternus Energy Group Pl	100% (via AEG)
Country of Operations	USA	USA
LJG Green Source Energy Beta S.r.l [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	29 July 2021	May 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Romania	Romania
Ecosfer Energy S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	March 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Romania	Romania
Lucas EST S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	30 July 2021	March 2021
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Romania	Romania
Risorse Solari I S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	28 September 2019
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
Risorse Solari III S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	3 August 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
Alternus Iberia S.L. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	4 August 2021	August 2021
ALTN Ownership	AEG MH 02 Limited	100% (via PC03)
Country of Operations	Spain	Spain
Altnua Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Services Company	Services Company
Date Acquired / Established	11 August 2021	August 2021
ALTN Ownership	AEG MH 02 Limited	100% (via AEG MH 02 Limited as of 15 June 2022)
Country of Operations	Ireland	Ireland
Solarpark Samas Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	31 August 2021
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Poland
GHFG Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	14 September 2021	September 2021
ALTN Ownership	Alternus Energy Group plc	55% (via AEG)
Country of Operations	Ireland	Ireland
AEG JD 02 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	30 September 2021	September 2021
ALTN Ownership	Alternus Energy Group plc	100% (via AEG)
Country of Operations	Ireland	Ireland
AED Italia-01 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 October 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-02 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 October 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-03 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 October 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-04 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 October 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-05 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 October 2021
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
ALT US 01 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	6 December 2021	December 2021
ALTN Ownership	Alternus Energy Americas Inc.	100% (via Alternus Energy Americas Inc)
Country of Operations	USA	USA
Elektrownia PV Komorowo Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 December 2021
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Poland
PV Zachod Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	22 December 2021
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Poland
UPER Energy Romania S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	28 February 2022	February 2022
ALTN Ownership	Uper Energy Europe B.V.	100% (via Uper Energy Europe B.V.)
Country of Operations	Romania	Romania
ALT POL HC 01 Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	8 March 2022
ALTN Ownership	AEG JD 01 Limited
Country of Operations	Poland
AEG MH 01 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l)
Country of Operations	Ireland	Ireland
AEG MH 02 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	AEG JD 03 Limited	100% (via Alternus LUX 01 S.a.r.l)
Country of Operations	Ireland	Ireland
ALT US 02 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	8 March 2022	March 2022
ALTN Ownership	Alternus Energy Americas Inc.	100% (via AEA)
Country of Operations	USA	USA
AEG JD 01 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Junior Debt Holding Company
Date Acquired / Established	16 March 2022	March 2022
ALTN Ownership	AEG MH 03 Limited	100% (via AEG MH 03 Limited)
Country of Operations	Ireland	Ireland
AEG JD 03 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Junior Debt Holding Company
Date Acquired / Established	21 March 2022	March 2022
ALTN Ownership	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l. as of 8 December 2022)
Country of Operations	Ireland	Ireland
RA01 Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	24 March 2022	March 2022
ALTN Ownership	Solis Bond Company DAC	100% (via Solis)
Country of Operations	Poland	Poland
Gardno Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	24 March 2022
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Poland
Gardno2 Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	24 March 2022
ALTN Ownership	Solis Bond Company DAC
Country of Operations	Poland
ALT US 03 LLC One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	4 May 2022
ALTN Ownership	Alternus Energy Americas Inc.
Country of Operations	USA
Alt Spain 03, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	31 May 2022	May 2022
ALTN Ownership	Alt Spain Holdco S.L.	100% (via Alt Spain HoldCo, S.L.U.)
Country of Operations	Spain	Spain
AEG MH 03 Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	10 June 2022	June 2022
ALTN Ownership	AEG MH 01 Limited	100% (via AEG MH 01 Limited)
Country of Operations	Ireland	Ireland
UPER Energy Italia S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	27 June 2022	June 2022
ALTN Ownership	Uper Energy Europe B.V.	100% (via Uper Energy Europe B.V.)
Country of Operations	Italy	Italy
Lightwave Renewables, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	Acquired 29 June 2022 (Est. 17 December 2020)	June 2022
ALTN Ownership	ALT US 02 LLC	100% (via ALT US 02 LLC)
Country of Operations	USA	USA
Alt Spain Holdco, S.L.U. (NF Projects S.L) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	Acquired 14 July 2022 (Est. 31 July 2023)	July 2022
ALTN Ownership	AEG MH 02 Limited	100% (via Altnua Limited)
Country of Operations	Spain	Spain
Alt Spain 02, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	14 July 2022	July 2022
ALTN Ownership	Alt Spain Holdco, S.L.U.	100% (via Alt Spain HoldCo, S.L.U.
Country of Operations	Spain	Spain
AED Italia-06 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	2 August 2022
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-07 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	2 August 2022
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
AED Italia-08 S.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	5 August 2022
ALTN Ownership	AEG MH 02 Limited
Country of Operations	Italy
UPER Energy Poland Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV
Date Acquired / Established	18 August 2022
ALTN Ownership	Uper Energy Europe B.V.
Country of Operations	Poland
ALT US 04 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	14 September 2022 (Est. 31 July 2023)	September 2022
ALTN Ownership	Alternus Energy Americas Inc.	100% (via AEA)
Country of Operations	USA	USA
Alt GR 01 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	October 2022
ALTN Ownership	Alternus Lux 01 S.a.r.l.	100% (via Alternus LUX 01 S.a.r.l.)
Country of Operations	Greece	Greece
Alternus LUX 01 S.a.r.l. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company	Holding Company
Date Acquired / Established	5 October 2022	October 2022
ALTN Ownership	Alternus Energy Group Plc	100% (via AEG)
Country of Operations	Luxembourg	Luxembourg
Alternus FundCo Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Funding Company	Funding Company
Date Acquired / Established	7 December 2022	December 2022
ALTN Ownership	Alternus Energy Group plc	100% (via AEG)
Country of Operations	Ireland	Ireland
ALT POL HC 02 Sp. z o.o. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	20 January 2023
ALTN Ownership	Alternus Lux 01 S.a.r.l.
Country of Operations	Poland
Alt Spain 04, S.L.U. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	SPV	SPV
Date Acquired / Established	May 2022	May 2022
ALTN Ownership	Alt Spain Holdco, S.L.U.	100% (via Alt Spain HoldCo, S.L.U.)
Country of Operations	Spain	Spain
Alt Alliance LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	September 2023
ALTN Ownership	Alternus Energy Amercias Inc.
Country of Operations	USA
ALT US 05 LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal Activity	Holding Company
Date Acquired / Established	September 2023
ALTN Ownership	Alternus Energy Americas Inc.
Country of Operations	USA